UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 1: Schedule of Investments

July 31, 2004		Market
		Value
Vanguard STAR Fund	Shares	(000)
INVESTMENT COMPANIES (99.8%)
Stock Funds (62.4%)
Vanguard Windsor II Fund Investor Shares	56,645,662	$1,556,056
Vanguard Windsor Fund Investor Shares	52,388,327	845,024
Vanguard PRIMECAP Fund Investor Shares	12,073,305	665,481
Vanguard U.S. Growth Fund Investor Shares	45,763,230	663,567
Vanguard Morgan Growth Fund Investor Shares	45,833,519	662,753
Vanguard International Value Fund	22,588,537	599,500
Vanguard International Growth Fund Investor Shares	36,959,849	598,380
Vanguard Explorer Fund Investor Shares	6,501,419	413,490

		6,004,251

Bond Funds (25.1%)
Vanguard Long-Term Corporate Fund Investor Shares	132,943,513	1,208,456
Vanguard GNMA Fund Investor Shares	116,490,797	1,205,680

		2,414,136

Short-Term Bond Fund (12.3%)
Vanguard Short-Term Corporate Fund Investor Shares	111,246,181	1,185,884

TOTAL INVESTMENT COMPANIES
(Cost $8,023,318)		9,604,271

TEMPORARY CASH INVESTMENT (0.2%)
Vanguard Market Liquidity Fund, 1.33%*
(Cost $18,225)	18,225	18,225

TOTAL INVESTMENTS (100.0%)
(Cost $8,041,543)		9,622,496

OTHER ASSETS AND LIABILITIES - NET		2,591

NET ASSETS (100%)		$9,625,087

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2004 the cost of investment securities for tax purposes was $8,041,543,000. Net unrealized appreciation of investment securities was $1,580,953,000, consisting of unrealized gains of $1,665,070,000 on securities that had risen in value since their purchase and $84,117,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          VANGUARD STAR FUNDS

BY: (signature)

(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          VANGUARD STAR FUNDS

BY: (signature)

(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: September 24, 2004

          VANGUARD STAR FUNDS

BY: (signature)

(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.